Annual Total Returns - Prospectus #1	Sep. 30, 2020
Calvert High Yield Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert High Yield Bond Fund | Class A
Bar Chart Table:
2011	5.11%
2012	14.78%
2013	8.24%
2014	(1.07%)
2015	(2.45%)
2016	11.68%
2017	5.78%
2018	(2.85%)
2019	12.54%
2020	5.13%
Calvert Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Income Fund | Class A
Bar Chart Table:
2011	2.63%
2012	8.62%
2013	(0.74%)
2014	4.88%
2015	(1.20%)
2016	5.60%
2017	6.57%
2018	(3.36%)
2019	14.75%
2020	8.25%
Calvert Core Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Core Bond Fund | Class A
Bar Chart Table:
2011	9.47%
2012	11.93%
2013	(5.47%)
2014	15.15%
2015	(3.92%)
2016	6.78%
2017	9.47%
2018	(5.73%)
2019	20.76%
2020	14.55%
Calvert Short Duration Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Short Duration Income Fund | Class A
Bar Chart Table:
2011	0.38%
2012	6.47%
2013	0.67%
2014	0.67%
2015	0.24%
2016	3.25%
2017	2.17%
2018	0.05%
2019	6.22%
2020	4.51%